Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
ASSETS
Cash and cash equivalents	$ 1,373	$ 1,194
Accounts receivable, less allowance for doubtful accounts	1,422	1,349
Inventories	708	610
Deferred income taxes, net	229	220
Other current assets	178	178
Total current assets	3,910	3,551
Land, buildings and improvements	651	602
Machinery and equipment	1,674	1,603
Diagnostic equipment	474	424
Property, plant and equipment at cost	2,799	2,629
Less accumulated depreciation	(1,389)	(1,204)
Net property, plant and equipment	1,410	1,425
Goodwill	3,524	2,961
Intangible assets, net	911	804
Deferred income taxes, net	116	130
Other assets	377	400
TOTAL ASSETS	10,248	9,271
LIABILITIES AND SHAREHOLDERS' EQUITY
Current debt obligations	62	530
Accounts payable	247	254
Dividends payable	72	68
Income taxes payable	32	142
Employee compensation and related benefits	312	299
Other current liabilities	655	482
Total current liabilities	1,380	1,775
Long-term debt	3,518	2,550
Deferred income taxes, net	240	323
Other liabilities	706	529
Total liabilities	5,844	5,177
Commitments and Contingencies (Note 5)	0	0
Shareholders' Equity
Preferred stock ($1.00 par value, 25,000,000 shares authorized; none outstanding)	0	0
Common stock ($0.10 par value; 500,000,000 shares authorized; 289,117,352 and 295,648,327 shares issued and outstanding at December 28, 2013 and December 29, 2012, respectively)	29	30
Additional paid-in capital	220	0
Retained earnings	3,936	4,018
Accumulated Other Comprehensive Income	46	46
Total shareholders' equity before noncontrolling interest	4,231	4,094
Noncontrolling Interest	173	0
Total shareholders' equity	4,404	4,094
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,248	$ 9,271